Nature of Business and Organization (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 23, 2023 USD ($) $ / shares shares	Nov. 30, 2022	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Jan. 23, 2025	Oct. 06, 2023
Nature of Business and Organization [Line Items]
Gross proceeds from initial public offering (in Dollars)					$ 5,679,065	$ 11,157,002
IPO [Member]
Nature of Business and Organization [Line Items]
Number of shares issued (in Shares) | shares	2,800,000
Share price (in Dollars per share) | $ / shares	$ 4
Gross proceeds from initial public offering (in Dollars) | $	$ 11.2
Anthill [Member]
Nature of Business and Organization [Line Items]
Beneficial ownership interest percentage		57.79%
Anthill [Member] | Ohmyhome (BVI) Limited [Member]
Nature of Business and Organization [Line Items]
Beneficial ownership interest percentage		57.79%
Other Existing Shareholders [Member]
Nature of Business and Organization [Line Items]
Beneficial ownership interest percentage		42.21%
Other Existing Shareholders [Member] | Ohmyhome (BVI) Limited [Member]
Nature of Business and Organization [Line Items]
Beneficial ownership interest percentage		42.21%
Ohmyhome Property Management Pte. Ltd. (formerly Simply Sakal Pte. Ltd.) [Member]
Nature of Business and Organization [Line Items]
Non-controlling interest ownership percentage by parent								100.00%
Ohmyhome (BVI) Limited [Member]
Nature of Business and Organization [Line Items]
Non-controlling interest ownership percentage by parent			100.00%	100.00%
Ohmyhome (BVI) Limited [Member] | Philippines [Member]
Nature of Business and Organization [Line Items]
Non-controlling interest ownership percentage by parent							100.00%